Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Mid Cap Growth Portfolio

Effective October 31, 2017, the heading of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of the Portfolio through an Advisory Program or brokerage account may convert such shares to either Class A or Class I shares of the Portfolio in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTMCGCFPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Short Duration Income Portfolio
Strategic Income Portfolio

Effective October 31, 2017, the heading of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of a Portfolio through an Advisory Program or brokerage account may convert such shares to either Class A or Class I shares of the Portfolio in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of a Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of a Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTCONVFEAPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Global Strategist Portfolio

Effective October 31, 2017, the heading of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Class A, Class L and Class C Conversion Features

Effective October 31, 2017, the second sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

In addition, a shareholder holding Class L shares of the Portfolio through an Advisory Program or brokerage account may convert such shares to either Class A or Class I shares of the Portfolio in an Advisory Program or within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts ("Brokerage Account Plans") without incurring a sales charge. A shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within an Advisory Program at any time. Furthermore, a shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within a brokerage account in connection with Brokerage Account Plans without incurring a sales charge.

Effective October 31, 2017, the following is hereby added as the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTGLBSTRATCFPROSPT 9/17

Prospectus Supplement

September 29, 2017

Morgan Stanley Institutional Fund Trust

Supplement dated September 29, 2017 to the Morgan Stanley Institutional Fund Trust
Prospectus dated May 1, 2017

Global Multi-Asset Income Portfolio

Effective October 31, 2017, the following is hereby added as the third sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features":

Furthermore, a shareholder holding Class C shares of the Portfolio through a brokerage account may convert such shares to either Class A or Class I shares of the Portfolio within a brokerage account in connection with Employer Sponsored Plans, Employer Sponsored IRAs, Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, Basic Plans, Educational Saving Accounts and Medical Savings Accounts without incurring a sales charge.

Effective October 31, 2017, the last sentence of the section of the Prospectus entitled "Shareholder Information—Class A and Class C Conversion Features" is hereby deleted and replaced with the following:

Please ask your financial advisor if you are eligible for converting a Class of shares pursuant to these conversion features.

Please retain this supplement for future reference.

  IFTGMAICFPROSPT 9/17